EMPLOYEE BENEFITS - Key management personnel remuneration (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Short-term benefits
Board fees paid	R 5,600,000	R 5,000,000	R 3,700,000
Salaries paid	53,600,000	52,900,000	51,500,000
Short term incentives relating to this cycle	22,500,000	0	33,800,000
Long term incentives paid during the cycle	2,800,000	9,600,000	3,900,000
Total short term compensation	84,500,000	67,500,000	94,600,000
Long-term benefits [abstract]
Long term incentive expense	17,200,000	10,000,000	29,900,000
Contributions to post-retirement medical benefit	400,000	400,000	300,000
Noncurrent Incentives Expense	R 17,600,000	R 10,400,000	R 30,200,000